Consolidated Statement of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Less: Prior year non-controlling interest at Feb. 26, 2010	$ 0	$ 0	$ 0	$ 0	$ 0	$ (38)
Balance at Feb. 26, 2010	23,896	454	14,050	(431)	(20,593)	17,414
Balance (in share) at Feb. 26, 2010		9,083,573
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Environmental Tectonics Corporation	0	0	0	0	14,534	14,534
Foreign currency translation adjustment	0	0	0	59	0	59
Issuance of Series D Preferred Stock	231	0	0	0	0	231
Preferred Stock dividends	0	0	(2,278)	0	0	(2,278)
Stock compensation expense	0	0	98	0	0	98
Issuance of stock under employee stock purchase plan and Board of Director's compensation	0	1	62	0	0	63
Issuance of stock under employee stock purchase plan and Board of Director's compensation (in share)		21,028
Repurchase of Preferred Stock, Series E	(2,000)	0	0	0	0	(2,000)
Balance before non-controlling interest	22,127	455	11,932	(372)	(6,059)	28,083
Balance before non-controlling interest (in shares)		9,104,601
Non-controlling interest	0	0	0	0	0	46
Balance at Feb. 25, 2011	22,127	455	11,932	(372)	(6,059)	28,129
Less: Prior year non-controlling interest at Feb. 25, 2011	0	0	0	0	0	(46)
Balance (in share) at Feb. 25, 2011		9,104,601
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Environmental Tectonics Corporation	0	0	0	0	4,873	4,873
Foreign currency translation adjustment	0	0	0	(133)	0	(133)
Issuance of Series D Preferred Stock						0
Preferred Stock dividends	0	0	(2,208)	0	0	(2,208)
Stock compensation expense	0	0	101	0	0	101
Issuance of stock under employee stock purchase plan and Board of Director's compensation	0	1	67	0	0	68
Issuance of stock under employee stock purchase plan and Board of Director's compensation (in share)		29,802
Repurchase of Preferred Stock, Series E						0
Balance before non-controlling interest	22,127	456	9,892	(505)	(1,186)	30,784
Balance before non-controlling interest (in shares)		9,134,403
Non-controlling interest	0	0	0	0	0	41
Balance at Feb. 24, 2012	22,127	456	9,892	(505)	(1,186)	30,825
Less: Prior year non-controlling interest at Feb. 24, 2012	$ 0	$ 0	$ 0	$ 0	$ 0	$ (41)
Balance (in share) at Feb. 24, 2012		9,134,403